UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Address of principal executive offices)

 (Zip code)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Name and address of agent for service)

Copies to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue East

Cleveland, Ohio 44114

Registrant's telephone number, including area code: 216-825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANCORA INCOME FUND

ANCORA EQUITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

ANCORA HOMELAND SECURITY FUND

Semi Annual Report

June 30, 2007

This report and the audited financial statement contained herein are provided for the general information of the shareholders of the Ancora Funds.  Investors should carefully consider before investing each Fund’s investment objective, risks and expenses.  For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com.  Please read it carefully before you invest or send money.

INTRODUCTION

THANK YOU…for choosing the Ancora Mutual Funds.  We have built the Ancora Funds to be unique and to capitalize on the evolving opportunities of the investment landscape. v  Our management style has centered on building long-term success for our clients and is applied to the management of all of our funds. v  Our Mutual Fund managers are the principals of the Fund’s Investment Adviser and are the original architects of the Mutual Funds they manage. v  While no mutual fund can guarantee performance, the Ancora Funds do promise that our investment decisions will be based upon dedicated research and careful execution.  An Ancora Financial Advisor is at your disposal regardless of the size of your investment.

PERSONAL ASSISTANCE

1-866-6AN-CORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

.

ONLINE ACCOUNT MANAGEMENT

Manage your personal account of Ancora Funds online.  www.ancora.ws

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER	4
ANCORA INCOME FUND	7
ANCORA EQUITY FUND	13
ANCORA SPECIAL OPPORTUNITY FUND	19
ANCORA HOMELAND SECURITY FUND	25
GETTING STARTED	31
FINANCIAL REVIEW	35
FUND EXPENSES	58
TRUSTEES & OFFICERS & SERVICE PROVIDERS	61

INTRODUCTION

LETTER TO SHAREHOLDERS

Richard A. Barone

Chairman

Dear Shareholder:

The year began as 2006 had ended, with equity ownership clearly in demand. In February, the domestic equity markets did experience a minor sell-off after seven months of almost uninterrupted gains, but the celebration resumed once more in mid-march. Expectation of a Fed easing in the targeted fed funds rate appeared to be at the center of the advance as equity prices began to decline once more in June as easing appeared to be off the table.

While there was plenty of bad news to go around-rising energy and food prices, rising mortgage rates, rising foreclosures and a rising trade deficit, just to name a few – the good news clearly overshadowed the bad. Even as the market indices reached new highs, stocks remained reasonably valued based upon historical norms. Even more important, there was plenty of liquidity to go around so leveraging stocks and sub-prime debt seemed a sure way to achieve superior returns.

As the six months came to a close, however, there were signs suggesting that perhaps not only was fed easing less likely, but troubles in the housing markets might cause a slowdown in economic activity. Likewise, a bit of suspicion began to surround the valuation of Collateralized Mortgage Obligations (CMO’s) and Collateralized Debt Obligations (CDO’s) causing institutional investors to begin the process of de-leveraging their holdings.

Looking forward the market will need to digest the current sub-prime mortgage turmoil and determine whether or not these disruptions will spread to the rest of the economy.

ANCORA INCOME FUND

With the targeted fed funds interest rate pegged at 5.25% throughout the six month period, the share price of Ancora Income Fund remained relatively stable.    By June, however, it was becoming apparent that stress in the sub-prime mortgage market was beginning to affect the credits of financial institutions involved with CMO’s and a result, we virtually eliminated our closed-end funds holdings CMO’s.  Although our strategy was to reduced duration and exposure to lower quality debt, we did not expect our holdings in institutions such as Citicorp, Bear Sterns, Merrill Lynch and Wachovia to come under pressure. In addition, the discounts to net asset value for holdings in closed-end funds began to widen. In the five weeks ending June 30, our net asset value declined by 2.50%.  For the six month period, the Ancora Income Fund Class D gained 0.73% versus a 0.97% return for the Lehman Aggregate Index.

ANCORA EQUITY FUND

Technology and Aerospace provided a good deal of the strength in out portfolio during the six months ending June 30, while our holdings in financial institutions had a negative impact on our results. Our strategy was to focus on health care, consumer stables as well as technology and avoid all other areas of consumer spending.  After coming under pressure during February, market conditions were generally favorable through June 30. For the six months we were able to modestly outperform the S&P 500 as noted on the return chart on page 15.

INTRODUCTION

LETTER TO SHAREHOLDERS (CONTINUED)

ANCORA SPECIAL OPPORTUNITY

Although we have been unable to find a market index which adequately correlates to our portfolio, it remains clear that we have not met our performance objectives as reflected on the return chart on page 21. Rather than being discouraged, however, our confidence remains high based upon our collective years in the investment industry in which we have focused on special situation investing. As in the past our only strategy was to uncover companies with unusual upside potential.

While the favorable market conditions which prevailed during the six months ending June 30 influenced our results, we believe that our portfolio is less likely than most equity portfolios to be tied to market conditions. We advanced approximately 4.00% during this period, but just 2 or 3 more successful investments could have produced much better results. We are committed to the continued development of our portfolio in anticipation of outperforming the market.

HOMELAND

The Homeland Security portfolio returned in excess of 4.50% for the first half of 2007. Many of the holdings in the fund are in very small cap companies which have significant exposures to the homeland security area rather than in mega cap aerospace companies. Given the underperformance of small cap companies during this period and the fact that we have been fortunate not to have had any meaningful terrorist incidents so far in 2007 it is easy to see why the homeland fund did not fully match the advance of the indices as indicated on the return chart on page 27. We continue to focus on those companies which have concentrated exposure to various aspects of protecting from and responding to terrorist actions.

Sincerely,

Richard A Barone

INTRODUCTION

ANCORA’S LEGACY

Ancora Advisors was incorporated in 2003, although its lineage dates back to 1973 when Richard Barone founded The Maxus Investment Group.  In 1985, the original Maxus Mutual Fund was founded and in the mid 1990’s the Maxus Investment Group merged with Gelfand Partners.  Since the acquisition of Maxus by a well-known regional bank in early 2001, many of the former principals have reunited “Once Again”.  In January 2004, the Ancora Family of Funds commenced operation and, as we have done in the past, we will again strive to build long-term success for our clients.

FUNDS	TICKER SYMBOL	INCEPTION DATE
ANCORA INCOME FUND
CLASS C	ANICX	1/5/2004
CLASS D	ANIDX	1/5/2004
ANCORA EQUITY FUND
CLASS C	ANQCX	1/5/2004
CLASS D	ANQDX	1/5/2004
ANCORA SPECIAL OPPORTUNITY FUND
CLASS C	ANSCX	1/5/2004
CLASS D	ANSDX	1/5/2004
ANCORA HOMELAND SECURITY FUND
CLASS C	ANHCX	1/10/2006
CLASS D	ANHDX	1/10/2006

Distinguishing Features of Ancora:

Consistent investment process:

Each portfolio manager applies a consistent investment philosophy and process to building and managing the funds. We employ in-house research to identify companies we believe are currently trading at a substantial discount to what we consider to be their underlying business value.

Do not over-diversify:

Our portfolios generally hold a smaller number of stocks in the portfolio (25-60 stocks, for example, rather than 100-150) which is important to our investment philosophy. By building focused portfolios, our managers' best ideas can have a meaningful impact on investment performance.

Client Focus

Our commitment to our clients is to help them reach their financial objectives by making investments in our people and technology, maintaining high standards of excellence in performance, ethics and accuracy, and to always keep our clients' interests above all others.

Independence and Stability

As an employee-owned, full-service investment firm that has operated privately since our founding, we have the independence and objectivity to focus on what we believe is best for our clients.

Experienced Investment Team

Our investment management team consists of several senior professionals involved in both equity and fixed-income management.  Our professional staff averages in excess of twenty years of investment experience.

ANCORA

INCOME FUND

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

38 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the Group including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

ASSETS:

$18.8 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANICX

CLASS D – ANIDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

*  As of June 30, 2007

ANCORA INCOME FUND

INVESTMENT STRATEGY

■  Portfolio invests primarily in investment grade, income-producing securities, including securities of closed end funds having portfolios consisting primarily of income-producing securities.

■  Seeks to optimize return potential while maintaining moderate risk exposure

■ Utilizes bonds from well-established corporations and government agencies

■  Seeks to add value by actively managing duration

■  Sell discipline helps to manage risk

INVESTOR PROFILE

■  This Fund may be suitable for investors who seek:

■  To maximize current income from a high quality investment portfolio.

■  To preserve investor’s capital through its active participation in the market.

TOP HOLDINGS: JUNE 30, 2007 (d)
NAME	% OF ASSETS
Western Asset/Claymore US Treasury	4.1%
Citigroup Capital VII - 7.125%	3.9%
General Electric Capital	3.8%
Rivus Bond Fund	3.7%
CorTS Trust Verizon - 7.375%	3.7%
CorTS Trust IBM - 7.000%	3.6%
CorTS Trust Disney - 6.875%	3.6%
Bank One Cap VI Preferred	3.6%
Bear Stearns Capital Trust - 7.800%	3.6%
Southern Company Capital Trust VI - 7.125%	3.6%

SECTOR DIVERSIFICATION: JUNE 30, 2007 (d)
NAME	% OF ASSETS
Corporate Bond Trust Certificates	60.33%
Closed-End Income Funds	19.67%
Closed-End Bond Fund, Senior Securities	4.39%
REIT Preferred Shares	9.23%
Money Market Securities	6.29%
Other	0.09%

AVERAGE ANNUAL RETURNS: JUNE 30, 2007 (d)
	YTD 2007	ONE YEAR	THREE YEARS	INCEP TD(a)
ANCORA INCOME FUND - C(b)	0.60%	8.24%	19.10%	4.15%
ANCORA INCOME FUND -D(b)	0.73%	8.52%	19.88%	4.37%
LEHMAN AGG INDEX(c)	0.97%	6.11%	12.42%	3.45%
(a) Inception to data reflects the annualized return since 1/05/04.
(b) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(c)  The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Lehman Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index.

(d) Data is unaudited.

Six Months Ended 06/30/07

Best Performing Securities:

■ Blackrock Real Asset

■ Western Asset Management

■ Health Management Association – Class A

■ Corporate Backed Tr. A1

■ American Income Fund

Worst Performing Securities

■ Equity Residential

■ Corporate Backed Tr 6.25%

■ Wachovia Capital Tr 6.375%

■ JPMorgan Chase Capital XIV

■ Developers Diversified Realty Corporation – 8.6%

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA INCOME FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2007.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Corporate Bond Trust
4,000	Abbey National Plc. - 7.375% (a)	100,480
22,000	BAC Capital Trust III - 7.000%	550,880
24,000	Bank One Cap VI - 7.200%	609,840
26,000	Bear Stearns Capital Trust - 7.800%	659,620
6,800	Cabco Trust - AOL -7.625%	171,020
30,000	Citigroup Capital VII - 7.125%	755,400
21,000	Corporate-Backed Trust BellSouth Corp - 6.050%	493,500
21,500	Corporate-Backed Trust Bristol Myers Squibb - 6.800%	544,165
10,700	Corporate-Backed Trust Lehman Brothers FDX - 7.750%	109,140
8,400	Corporate-Backed Trust Lehman Brothers HSBC - 6.250%	202,608
4,300	Corporate-Backed Trust Motorola - 8.20%	109,650
22,000	CorTS Boeing - 6.050%	525,800
26,000	CorTS Trust Disney - 6.875%	663,000
26,500	CorTS Trust IBM - 7.000%	664,885
26,500	CorTS Trust Verizon - 7.375%	667,800
28,000	General Electric Capital - 6.625%	699,160
13,000	JP Morgan Chase Capital XIV - 6.200%	309,400
15,000	MBNA Capital D - 8.125%	380,850
20,000	Merrill Lynch - 7.000%	500,200
3,900	NB Capital Corporation - 8.350%	101,907
3,000	Preferredplus Trust - Liberty Media Corp. - 7.000%	73,800
10,900	Preferredplus Trust - Goodrich Corp. - 7.875%	276,315
15,500	Saturns Altria Group Inc. - 6.930%	395,870
26,000	Southern Company Capital Trust VI - 7.125%	650,520
22,000	Viacom Inc New - 6.850%	535,700
24,000	Wachovia Capital Trust IV - 6.375%	575,520
	TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $11,609,062)	11,327,030	60.33%

	Investment Companies

	Closed-End Income Funds	207,500
50,000	Dreyfus High Yield Strategies Fund	170,300
10,000	Evergreen Managed Inc. Fund	57,920
16,000	High Yield Plus Fund	408,610
29,000	John Hancock Income Securities Trust	65,250
5,000	John Hancock Patriot Select Dividend	597,195
34,500	Montgomery Strategic Income	357,210
27,000	Nuveen Preferred & Convertible Income Fund	411,370
31,000	Nuveen Preferred & Convertible Income Fund 2	668,416
37,300	Rivus Bond Fund	750,100
65,000	Western Asset-Claymore US Treasury Inflation Protected Securities Fund 2	3,693,871	19.67%

*  See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Closed-End Fund, Senior Securities
10,000	Gabelli Convertible and Income Securities Fund, Inc. - 6.000%	239,000
25,000	Royce Value Trust Inc. - 5.900%	585,000
		824,000	4.39%

	TOTAL INVESTMENT COMPANIES (Cost $4,465,363)	4,517,871	24.06%

	REIT Preferred Shares
20,000	Equity Residential - 6.480%	469,600
17,000	Kimco Realty - 6.650%	416,500
18,000	Prologis Trust G - 6.750%	444,240
16,000	Public Storage - 7.500%	402,720
	TOTAL REIT PREFERRED SHARES (Cost $1,790,990)	1,733,060	9.23%

	Money Market Securities
	First American Government Obligations Fund -
1,179,097	Class Y, 4.800% (b)	1,179,097	6.29%

	TOTAL INVESTMENTS (Cost $19,044,512)	18,757,058	99.91%

	Other assets less liabilities	19,074	0.09%

	TOTAL NET ASSETS	18,776,132	100.00%

*  See accompanying notes which are an integral part of the financial statements

(a)

American Depositary Receipt

(b)    Variable rate security; the coupon rate shown represents the rate at June 30, 2007.

ANCORA

EQUITY FUND

ANCORA EQUITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA EQUITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, A COMBINATION OF CAPITAL APPRECIATION IN THE VALUE OF ITS SHARES AS WELL AS INCOME.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

38 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the Group including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

ASSETS:

$16.4 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANQCX

CLASS D – ANQDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

*  As of June 30, 2007

ANCORA EQUITY FUND

INVESTMENT STRATEGY

■   Invests in publicly traded equity securities or securities convertible into equity securities of companies that are leaders in their industry or have products or services which have dominance in the marketplace.

■  Tends to be overweight undervalued securities and sectors, which captures value opportunities that the index does not

■  Adheres to a disciplined portfolio re-balancing to realize capital gains, avoid over-concentration and control downside risk and volatility

■  Sell discipline helps to manage risk

FUND POSITIONING

■ Large capitalization stocks should benefit over the next several years from recent tax legislation.

■  Large cap stocks and other market leaders are now trading at low levels relative to historic valuations. The weaker dollar helps the profitability of these companies, as many of them tend to have large overseas operations.

TOP HOLDINGS: JUNE 30, 2007 (d)
NAME	% OF ASSETS
Gabelli Dividend & Income Trust	4.8%
General Electric Co.	4.7%
Cisco Systems Inc.	4.6%
ITT Corporation	4.6%
EMC Corp.	4.4%
Dow Chemical Co.	4.0%
International Business Machines Corp.	3.8%
Time Warner, Inc.	3.8%
Honeywell International, Inc.	3.8%
Johnson & Johnson	3.8%

INDUSTRY DIVERSIFICATION: JUNE 30, 2007 (d)
NAME	% OF ASSETS
Aerospace & Defense	6.96%
Materials	4.04%
Commercial Banks	7.59%
Communications	1.08%
Computer & Telecom Equipment	16.18%
Consumer Products & Services	7.23%
Energy	6.64%
Entertainment & Media	6.33%
Financial Services	3.72%
Healthcare	14.19%
Machinery & Equipment	16.05%
Investment Companies	6.19%
Money Market Securities	4.33%
Other	-0.53%

AVERAGE ANNUAL RETURNS: JUNE 30, 2007 (d)
	YTD 2007	ONE YEAR	THREE YEARS	INCEP TD(a)
ANCORA EQUITY FUND - C(b)	7.20%	20.80%	36.47%	9.60%
ANCORA EQUITY FUND - D(b)	7.51%	21.49%	39.07%	10.23%
S&P 500 INDEX(c)	6.96%	20.58%	39.25%	11.08%
(a) Inception to data reflects the annualized return since 1/05/04.
(b) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(c)  The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation.  It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase.  If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

(d) Data is unaudited.

Six Months Ended 06/30/07

Best Performing Securities:

■ Citadel Broadcasting

■ Alcoa Incorporated

■ EMC Corporation

■ Intel Corporation

■ Goodrich Corporation

Worst Performing Securities:

■ Archer Daniels Midland

■ Amgen Incorporation

■ Motorola Incorporated

■ Invacare Corporation

■ Conoco Phillips

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA EQUITY FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2007.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Aerospace & Defense
3,500	Boeing Co.	336,560
7,000	Goodrich Corp.	416,920
4,000	L-3 Communications Holdings, Inc.	389,560
		1,143,040	6.96%

	Materials
15,000	Dow Chemical Co.	663,300
		663,300	4.04%

	Commercial Banks
7,513	Bank of America Corp.	367,311
10,000	JP Morgan Chase & Co.	484,500
12,000	US Bancorp	395,400
		1,247,211	7.59%

	Communications
10,000	Motorola	177,000
		177,000	1.08%

	Computer & Telecom Equipment
27,000	Cisco Systems Inc. (a)	751,950
40,000	EMC Corp. (a)	724,000
15,000	Intel Corporation	356,100
6,000	International Business Machines Corp.	631,500
5,000	Tyco Electronics (a)	195,300
		2,658,850	16.18%

	Consumer Products and Services
7,000	3M Co.	607,530
12,000	Archer Daniels Midland	397,080
3,000	Procter & Gamble	183,570
		1,188,180	7.23%

	Energy
10,000	Anadarko Petroleum, Inc.	519,900
7,000	Apache Corp.	571,130
		1,091,030	6.64%
	Entertainment & Media

30,000	Time Warner, Inc.	631,200
12,000	Walt Disney Co.	409,680
		1,040,880	6.33%
	Financial Services
10,000	American Express Co.
		611,800
		611,800	3.72%

*  See accompanying notes which are an integral part of the financial statements

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Healthcare	215,500
5,000	Covidien (a)	616,200
10,000	Johnson & Johnson	469,560
6,000	Laboratory Corp. of America Holdings (a)	518,600
10,000	Medtronic, Inc.	511,400
20,000	Pfizer Inc.	2,331,260	14.19%

	Machinery and Equipment
3,000	Caterpillar Inc.	234,900
20,000	General Electric Co.	765,600
11,000	Honeywell International, Inc.	619,080
11,000	ITT Corporation	751,080
5,000	Tyco International LTD.	268,400
		2,639,060	16.05%

	TOTAL COMMON STOCKS (Cost $11,757,161)	14,791,611	90.01%

	Investment Companies
11,000	Boulder Total Return Fund, Inc.	234,740
35,000	Gabelli Dividend & Income Trust	781,900
	Total Investment Companies (Cost $831,265)	1,016,640	6.19%

	Money Market Securities
711,787	First American Government Obligations Fund -	711,787	4.33%
	Class Y, 4.8% (b)

	TOTAL INVESTMENTS (Cost $13,300,213)	16,520,038	100.53%

	Liabilities in excess of other assets	(86,923)	(0.53)%

	TOTAL NET ASSETS	16,433,115	100.00%

*  See accompanying notes which are an integral part of the financial statements

(a)

American Depositary Receipt

(b)    Variable rate security; the coupon rate shown represents the rate at June 30, 2007.

ANCORA SPECIAL

OPPORTUNITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, BY INVESTING IN COMPANIES WITH THE POTENTIAL FOR SUPERIOR RETURNS.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

38 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the Group including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

ASSET UNDER MANAGEMENT

$12.8 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANSCX

CLASS D – ANSDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

*  As of June 30, 2007

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT STRATEGY

■   Invests in well diversified, small to mid-cap, U.S. based companies that offer the best combination of value and potential for price appreciation.

■  Seeks to outperform the Wilshire 5000 with less volatility.

■  Tends to be overweight undervalued securities and sectors, which captures value opportunities that the index does not

■  Adheres to a disciplined portfolio re-balancing to realize capital gains, avoid over-concentration and to control downside risk and volatility

■  Sell discipline helps to manage risk

FUND POSITIONING

■ Opportunities such as micro-cap stocks, liquidations and takeover targets may trade with a “life of their own” and allow investors to benefit even in times of sideways market action which are not necessarily correlated with equity markets.

■ Seeks investments which are selling for less than their underlying asset value or private market value, which should produce strong performance results over the long term.

TOP HOLDINGS: JUNE 30, 2007 (d)
NAME	% OF ASSETS
Boulder Total Return Fund	5.0%
Gabelli Dividend & Income Trust	4.9%
Blackrock Real Asset	4.4%
Albany Molecular Research Inc.	4.1%
Mace Security International	3.6%
Meridian Resource Corp.	3.5%
Symmetricom, Inc.	3.4%
Avid Technology, Inc.	3.3%
Safeguard Scientifics, Inc.	3.3%
Adaptec Inc.	3.1%

INDUSTRY DIVERSIFICATION: JUNE 30, 2007 (d)
NAME	% OF ASSETS
Computer Equipment and Software	14.95%
Consumer Products and Services	2.57%
Entertainment & Media	5.69%
Financial Services	3.77%
Insurance	1.87%
Healthcare	13.60%
Homeland Security	8.51%
Machinery and Equipment	14.31%
Oil & Gas	3.54%
Corporate Services	1.81%
Internet Software & Services	2.12%
Investment Companies	17.08%
Money Market Securities	8.98%
Other	1.20%

AVERAGE ANNUAL RETURNS: JUNE 30, 2007 (d)
	YTD 2007	ONE YEAR	THREE YEARS	INCEP TD(a)
ANCORA SPECIAL OPPORT-C(b)	3.89%	11.99%	24.84%	7.69%
ANCORA SPECIAL OPPORT-D(b)	4.01%	12.41%	26.64%	8.19%
Wilshire 5000 INDEX(c)	7.55%	20.48%	43.26%	11.75%
(a) Inception to data reflects the annualized return since 1/05/04.
(b) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(c)  The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase.  If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

(d) Data is unaudited.

Six Months Ended 06/30/07

Best Performing Securities

■ Optimal Group Incorporated

■ Hospira Incorporated

■ Redhook Ale Brewery, Inc.

■ Lifetime Brands Incorporated

■ Clough Global Opps Fund

Worst Performing Securities

■ Rae Systems Incorporated

■ Irwin Financial Corporation

■ TVI Corporation

■ Bankatlantic Bancorp Class A

■ Journal Register Company.

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA SPECIAL OPPORTUNITY FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2007.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Computer Equipment and Software
105,000	Adaptec Inc. (a)	400,050
120,000	Applied Digital Solutions (a)	164,400
25,000	BEA Systems Inc. (a)	342,250
50,000	LSI Logic Corp. (a)	375,500
52,000	Symmetricom, Inc. (a)	436,800
5,000	Tyco Electronics (a)	195,300
		1,914,300	14.95%

	Consumer Products and Services
20,000	The Inventure Group Inc. (a)	63,200
10,000	United Natural Foods (a)	265,800
		329,000	2.57%

	Entertainment and Media
15,000	4 Kids Entertainment, Inc. (a)	225,000
42,000	Journal Register	188,160
15,000	Time Warner Inc.	315,600
		728,760	5.69%

	Financial Services
30,000	BankAtlantic Bancorp Inc.	258,300
15,000	Irwin Financial	224,550
		482,850	3.77%

	Insurance
10,000	Quanta Capital Holdings, Ltd. (a)	240,000
		240,000	1.87%

	Healthcare
35,000	Albany Molecular Research Inc. (a)	519,750
5,000	Bio-Rad Laboratories, Inc. (a)	377,850
5,000	Covidien (a)	215,500
150,000	Gene Logic Inc. (a)	207,000
150,000	Safeguard Scientifics, Inc. (a)	421,500
		1,741,600	13.60%

	Homeland Security
10,000	EDO Corporation	328,700
175,000	Mace Security International (a)	460,250
130,000	RAE Systems (a)	300,300
		1,089,250	8.51%

*  See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Machinery and Equipment
12,000	Avid Technology, Inc. (a)	424,200
12,000	Gehl Co. (a)	364,320
10,000	Leucadia National Corp.	352,500
70,000	Peak International, Ltd. (a)	198,100
5,000	Tyco International Ltd.	268,400
6,000	Watts Water Technologies	224,820
		1,832,340	14.31%

	Oil and Gas
150,000	Meridian Resource Corp. (a)	453,000
		453,000	3.54%

	Corporate Services
12,000	Gevity HR Inc.	231,960
		231,960	1.81%

	Internet Software and Services
10,000	Yahoo! Inc. (a)	271,300
		271,300	2.12%

	TOTAL COMMON STOCKS (Cost $9,314,360)	9,314,360	72.74%

	Investment Companies
30,000	Boulder Total Return Fund	640,200
35,000	Blackrock Real Asset	563,500
20,000	Clough Global Opportunity	357,600
28,000	Gabelli Dividend & Income Trust	625,520
	Total Investment Companies (Cost $2,186,820)	2,186,820	17.08%

	Money Market Securities
1,149,921	First American Government Obligations Fund -	1,149,921	8.98%
	Class Y, 4.8% (b)

	TOTAL INVESTMENTS (Cost $11,947,272)	12,651,101	98.80%

	Other assets less liabilities	154,383	1.20%

	TOTAL NET ASSETS	12,805,484	100.00%

*  See accompanying notes which are an integral part of the financial statements

(a)

American Depositary Receipt

(b)    Variable rate security; the coupon rate shown represents the rate at June 30, 2007.

ANCORA HOMELAND

 SECURITY FUND

ANCORA HOMELAND SECURITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA HOMELAND SECURITY FUND SEEKS TO OBTAIN A HIGH TOTAL RETURN.

PORTFOLIO MANAGER:

Denis Amato

Chief Equity Officer, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

38 Years

Denis J. Amato began his investment career in 1969 as a portfolio manager in the Trust Department of a major banking institution based in Cleveland, Ohio. There, Mr. Amato managed both pension and profit sharing portfolios. Subsequently he served as the Bank’s Research Director and Chief Investment Officer.

Mr. Amato joined Gelfand Partners Asset Management in 1991 as the firm’s Chief Investment Officer. Mr. Amato remained the company’s lead equity portfolio strategist through the firm’s merger with Maxus in 1997. At Maxus, Mr. Amato managed individual high net worth client portfolios as well as the Maxus Ohio Heartland Fund, which focused primarily on the buying and selling of securities in Ohio Based companies.

After the sale of the business in January 2001, Mr. Amato served as the Chief Investment Officer for the Bank’s Northeast Ohio region. In addition, Mr. Amato continued to manage both individual and institutional portfolios as well as two Mutual Funds.

Mr. Amato has a BBA Magna Cum Laude and MBA from Case Western University. Mr. Amato is a Chartered Financial Analyst and is a former President of the Cleveland Society of Security Analysis.

FUND STATISTICS:

_________________________

ASSETS:

$3.3 MILLION*

_________________________

INCEPTION DATE:

JANUARY 10, 2006

_________________________

TICKERS:

CLASS C – ANHCX

CLASS D – ANHDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

*  As of June 30, 2007

ANCORA HOMELAND SECURITY FUND

INVESTMENT STRATEGY

■  Portfolio contains primarily U.S. companies that provide products or services intended to prevent physical attacks against citizens or protect them from the effects of physical attacks or natural disasters

■  Invests in companies that derive a significant portion of current sales or expected future growth from areas related to defending against terrorism or mitigating the effects of such attacks.

■  May take larger positions in a smaller number of companies than a “diversified” fund may take.

■  Seeks to capitalize on increased spending on security measures in both the government and the private sectors.

FUND POSITIONING

■  It is likely that the Homeland Security sector will see future growth as a result of significant increases in both government and private funding as the country responds to the need for increased security measures.

■  Stocks exposed to this sector may also provide some downside resistance to any market decline, which is precipitated by a terrorist event.

TOP HOLDINGS: JUNE 30, 2007 (d)
NAME	% OF ASSETS
OSI Systems Inc.	6.3%
Cepheid Inc.	5.4%
FLIR Systems Inc.	5.0%
L-3 Communications Holdings Inc.	4.2%
Applied Signal Technology Inc.	4.1%
Cogent Inc.	4.0%
Mace Security International	4.0%
Digimarc Corp.	3.8%
Actividentity Corp. (Activcard)	3.5%
Mine Safety Appliances Co.	3.3%

SECTOR DIVERSIFICATION: JUNE 30, 2007 (d)
NAME	% OF ASSETS
Aerospace & Defense	19.33%
Bio-Terror Detection and Defense	8.78%
Corporate & Personal Security	16.41%
Disaster Response	7.00%
Radiation Detection and Protection	3.49%
Surveillance & Border Security	24.87%
Transportation Security	15.22%
Money Market	5.20%
Other	-0.30%

AVERAGE ANNUAL RETURNS: JUNE 30, 2007
	YTD 2007	ONE YEAR	INCEP TD(a)
ANCORA HOMELAND FUND-C (b)	4.64%	3.85%	-2.01%
ANCORA HOMELAND FUND-D (b)	4.94%	4.60%	-1.47%
WILSHIRE 5000 INDEX(c)	7.55%	20.48%	15.75%
SPADE DEFENSE INDEX(c)	10.00%	23.63%	19.89%
(a) Inception to data reflects the annualized return since 1/10/06.
(b) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(c)  The SPADE Defense Index is a modified capitalization-weighted index comprised of publicly traded companies that benchmarks the performance of companies involved with defense, homeland security, and space.  The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. The SPADE Defense Index and the Wilshire 5000 are market indexes and not available for purchase.  If you were to purchase the securities that make up these indices, your returns would be lower once fees and/or commissions are deducted.

(d) Data is unaudited.

Six Months Ended 06/30/07

Best Performing Securities:

■ MTC Technologies Incorporated

■ DHB Industries Incorporated

■ Cepheid Incorporated

■ Flir Systems Incorporated

■ EDO Corporation

Worst Performing Securities:

■ Allied Defense Group

■ TVI Corporation

■ Carrington Laboratories

■ Isonics Corporation

■ Fortress Amer Acquisitions

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA HOMELAND SECURITY FUND

The chart above assumes an initial investment of $1,000,000 made on January 6, 2004 (commencement of Fund operations) and held through June 30, 2007.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA HOMELAND SECURITY FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Aerospace & Defense
2,000	AeroVironment, Inc. (a)	41,220
7,500	Allied Defense Group (a)	57,675
12,000	DHB Industries (a)	63,000
1,500	DRS Technologies	85,905
3,000	EDO Corp.	98,610
1,000	Esterline Technolgies Corp. (a)	48,310
7,500	Kopin Corp. (a)	29,250
1,400	L-3 Communications Holdings Inc.	136,346
3,000	MTC Technologies (a)	73,680
		633,996	19.33%

	Bio-Terror Detection and Defense
45,000	Acacia Research Combimatrix Group (a)	27,450
15,000	Carrington Laboratories, Inc. (a)	18,300
12,000	Cepheid Inc. (a)	175,200
6,500	Emergent Biosolutions, Inc. (a)	66,950
		287,900	8.78%

	Corporate and Personal Security
25,000	Actividentity Corp. (Activcard) (a)	115,000
20,000	Applied Digital Solutions Inc. (a)	27,400
10,000	Compudyne Corp. (a)	53,500
10,000	Fortress America Acquisition Corporation (a)	51,100
12,500	Henry Bros. Electronics Inc. (a)	46,875
5,000	I.D. Systems, Inc. (a)	64,350
2,365	L-1 Identity Solutions Inc (a)	48,364
50,000	Mace Security International (a)	131,500
		538,089	16.41%

	Disaster Response
7,000	Lakeland Industries (a)	97,020
2,500	Mine Safety Appliances Co.	109,400
40,000	TVI Corp. (a)	23,200
		229,620	7.00%

	Radiation Detection and Protection
27,500	Implant Sciences Corp. (a)	45,100
30,000	Rae Systems Inc. (a)	69,300
		114,400	3.49%

*  See accompanying notes which are an integral part of the financial statements

ANCORA HOMELAND SECURITY FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Surveillance and Border Security
5,000	Security With Advanced Technology, Inc. (a)	20,000
1,000	Analogic Corp.	73,510
8,500	Applied Signal Technology Inc.	132,685
1,000	Argon ST Inc. (a)	23,210
5,000	China Security & Surveillance, Inc. (a)	75,750
12,500	Digimarc Corp. (a)	122,625
17,500	EFJ Inc. (a)	94,325
3,500	FLIR Systems Inc. (a)	161,875
4,500	Lasercard Corp. (a)	49,140
2,000	Verint Systems Inc. (a)	62,600
		815,720	24.87%

	Transportation Security
1,000	American Science and Engineering Inc. (a)	56,850
9,000	Cogent Inc. (a)	132,210
10,000	Isonics Corp. (a)	13,800
7,500	Mercury Computer Systems, Inc. (a)	91,500
7,500	OSI Systems Inc. (a)	205,125
		499,485	15.22%

	TOTAL COMMON STOCKS (Cost $3,222,868)	3,119,210	95.10%

	Money Market Securities
170,514	First American Government Obligations Fund -	170,514	5.20%
	Class Y, 4.8% (b)

	TOTAL INVESTMENTS (Cost $3,393,382)	3,289,724	100.30%

	Liabilities in excess of other assets	(9,873)	(0.30)%

	TOTAL NET ASSETS	3,279,851	100.00%

*  See accompanying notes which are an integral part of the financial statements

(a)

American Depositary Receipt

(b)    Variable rate security; the coupon rate shown represents the rate at June 30, 2007.

GETTING STARTED

GETTING STARTED

HOW TO PURCHASE SHARES

Classes of Shares:

INVESTOR SHARES
ANCORA INCOME FUND CLASS C
ANCORA EQUITY FUND CLASS C
ANCORA SPECIAL OPPORTUNITY FUND CLASS C
ANCORA HOMELAND SECURITY FUND CLASS C
INSTITUTIONAL SHARES
ANCORA INCOME FUND CLASS D
ANCORA EQUITY FUND CLASS D
ANCORA SPECIAL OPPORTUNITY FUND CLASS D
ANCORA HOMELAND SECURITY FUND CLASS D

Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.

Institutional Shares:

Institutional shares may be purchased with a minimum initial investment of $1,000,000 for the purchase of Class D shares of any of the Funds with subsequent minimum investments of $1,000.  The $1,000,000 minimum initial investment for Class D shares does not apply to purchases by the following:

(1) Financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions, acting on their own behalf or on behalf of their fiduciary accounts, i.e., accounts that are charged asset-based management fees

(2) Securities brokers or dealers acting on their own behalf or on behalf of their clients

(3) Directors or employees of the Funds or of the Advisor or its affiliated companies or by the relatives of those individuals or the trustees of benefit plans covering those individuals.

These requirements may be waived in the sole discretion of the Funds.

Initial Purchase:

The initial purchase of Class C or Class D shares may be made by check or by wire in the following manner:

By Check. The Account Application which accompanies this Prospectus should be completed, signed, and sent along with a check for the initial investment payable to Ancora Income Fund, Ancora Equity Fund, Ancora Special Opportunity Fund or Ancora Homeland Security Fund, mailed to:  Ancora Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio  44147.

By Wire.  In order to expedite the investment of funds, investors may advise their bank or broker to transmit funds via Federal Reserve Wire System to: U.S. Bank, Cincinnati, Ohio, ABA# 042000013, Account # 130100789077, FBO Ancora Funds. Also provide the shareholder’s name and account number.   In order to obtain this needed account number and receive additional instructions, the investor may contact, prior to wiring funds, the Funds at 1-866-626-2672.  The investor’s bank may charge a fee for the wire transfer of funds.

Through your broker.  Shares of the Ancora Funds can be purchased through your brokerage firm and held in your personal account.

Investor Shares:

A minimum initial investment of $20,000 is required to open an account to purchase Class C shares of Ancora Income Fund, Ancora Equity Fund, Ancora Special Opportunity Fund or Ancora Homeland Security Fund with subsequent minimum investments of $1,000.  However, an I.R.A. may open an account for the purchase of Class C shares of such Funds with an initial minimum investment of $5,000 and subsequent minimum investments of $1,000. Investment minimums may be waived at the discretion of each Fund.

GETTING STARTED

HOW TO PURCHASE SHARES (continued)

Subsequent Purchases:

Investors may make additional purchases of Class C or Class D shares in the following manner:

By Check.  Checks made payable to Ancora Income Fund, Ancora Equity Funds, Ancora Special Opportunity Fund or Ancora Homeland Security Fund should be sent, along with the stub from a previous purchase or sale confirmation, to:  Ancora Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio  44147.

By Wire.  Funds may be wired by following the wire instructions for an initial purchase.

By Telephone.  Investors may purchase shares up to an amount equal to 3 times the market value of shares held in the shareholder’s account in a Fund on the preceding day for which payment has been received, by telephoning the Funds at 1-866-626-2672 and identifying the shareholder’s account by number.  Shareholders wishing to avail themselves of this privilege must complete a Telephone Purchase Authorization Form which is available from the Fund.

Please see prospectus for complete instructions.

Systematic Investment Plan:

The Systematic Investment Plan permits investors to purchase shares of any Fund at monthly intervals.  Provided the investor’s bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor.  At the investor’s option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on or about the 15th day.  Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated.  Investors desiring to participate in the Systematic Investment Plan should call the Funds at 1-866-626-2672 to obtain the appropriate forms.  The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

Other Information Concerning Purchase of Shares:

You may purchase shares on days when the Fund is open for business.  Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or the Funds’ transfer agent, except in the case of a subsequent purchase by telephone as described above, in which case the purchase price will be the next NAV after receipt of your telephone order.  All orders for the Funds must be received by the Funds or the Funds’ transfer agent prior to 4:00 p.m. eastern time in order to receive that day’s NAV.

Each Fund reserves the right to reject any order, to cancel any order due to non-payment and to waive or lower the investment minimums with respect to any person or class of persons.  If an order is canceled because of non-payment or because your check does not clear, you will be responsible for any loss that the Fund incurs.  If you are already a shareholder, the Fund can redeem shares from your account to reimburse it for any loss.  The Advisor has agreed to hold each Fund harmless from net losses to that Fund resulting from the failure of a check to clear to the extent, if any, not recovered from the investor.  For purchases of $50,000 or more, each Fund may, in its discretion, require payment by wire or cashier’s or certified check.

GETTING STARTED

SHAREHOLDER SERVICES:

ASK YOUR ANCORA FINANCIAL ADVISORS ABOUT:

AUTOMATIC MONTHLY INVESTMENT PLAN

AUTOMATIC MONTHLY EXCHANGE

AUTOMATIC CASH WITHDRAWAL PLAN

AUTOMATIC REINVESTMENT OF CASH

DISTRIBUTION OF DIVIDENDS & CAPITAL GAINS

TELEPHONE EXCHANGE

IRA'S AND SEP-IRA'S

QUALIFIED RETIREMENT PLANS

GIFTS - TO MINOR ACCOUNTS

COMBINED CUMULATIVE CONFIRM STATEMENTS

SERVICES

FINANCIAL REVIEW

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2007

			Ancora	Ancora
	Ancora	Ancora	Special	Homeland
	Income	Equity	Opportunity	Security
	Fund	Fund	Fund	Fund
Assets	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investments in securities:
At Cost	$19,044,512	$13,300,213	$11,947,272	$3,393,382
At Fair Value	$18,757,058	$16,520,038	$12,651,101	$3,289,724

Cash	-	-	-	1,000
Interest receivable	3,398	5,978	7,052	750
Dividends receivable	80,484	15,490	1,230	100
Receivable for investments sold	-	-	191,379	-
Receivable for fund shares sold	355,379	-	-	-
Prepaid expenses	1,313	1,207	748	864
Total assets	19,197,632	16,542,713	12,851,510	3,292,438

Liabilities
Payable for investments purchased	378,043	65,655	11,340	-
Payable to advisor	15,246	13,951	10,765	1,975
12b-1 fees payable	13,865	17,095	10,515	2,568
Administration fees payable	1,508	1,395	1,076	209
Accrued expenses	12,838	11,502	12,330	7,835
Total liabilities	421,500	109,598	46,026	12,587

Net Assets:	$18,776,132	$16,433,115	$12,805,484	$3,279,851
(unlimited number of shares authorized)

Net Assets consist of:
Paid in capital	19,391,615	13,079,767	11,794,734	3,399,650
Accumulated undistributed net investment
income (loss)	60,164	4,758	(51,838)	(97,805)
Accumulated net realized income (loss) on:
Investment securities	(388,192)	128,765	358,759	81,664
Net unrealized appreciation (depreciation) on:
Investment securities	(287,454)	3,219,825	703,829	(103,658)

Net Assets	$18,776,132	$16,433,115	$12,805,484	$3,279,851

*  See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES - As of June 30, 2007 (continued)

			Ancora	Ancora
	Ancora	Ancora	Special	Homeland
	Income	Equity	Opportunity	Security
	Fund	Fund	Fund	Fund
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Shares Outstanding	1,967,030	1,275,596	2,266,795	337,299

Class C:

Net assets applicable to Class C shares	$11,476,203	$11,217,141	$7,629,207	$2,242,167

Shares outstanding (unlimited numbers of shares authorized)	1,204,507	875,375	1,360,355	231,149

Net asset value, offering price, and
redemption price per share	$9.53	$12.81	$5.61	$9.70

Class D:

Net assets applicable to Class D shares	$7,299,929	$5,215,974	$5,176,277	$1,037,684

Shares outstanding (unlimited numbers of	762,523	400,221	906,440	106,150
shares authorized)

Net asset value and offering price per share	$9.57	$13.03	$5.71	$9.78

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – As of June 30, 2007

			Ancora	Ancora
	Ancora	Ancora	Special	Homeland
	Income	Equity	Opportunity	Security
	Fund	Fund	Fund	Fund
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income
Dividend income	$696,344	$142,597	$36,185	$4,295
Interest income	29,044	39,446	49,096	5,410
Total Income	725,388	182,043	85,281	9,705

Expenses
Investment advisor fee	90,050	83,978	66,876	14,840
12b-1 fees
Class C	28,684	40,099	27,993	7,211
Class D	8,170	7,628	7,388	1,356
Fund accounting expenses	16,838	15,693	16,206	8,365
Transfer agent expenses	4,561	4,612	4,696	2,293
Legal expenses	4,081	4,081	4,081	4,081
Administration expenses	9,005	8,398	6,688	1,495
Insurance expenses	417	404	603	302
Custodian expenses	2,618	2,033	4,429	578
Auditing expenses	5,549	5,550	6,498	5,582
Printing expenses	691	695	621	382
Trustees expenses	1,758	1,758	1,468	1,079
Miscellaneous expenses	1,265	1,579	1,009	934
Registration expenses	745	777	1,088	730
Total Expenses	174,432	177,285	149,644	49,228

Net Investment Income (Loss)	550,956	4,758	(64,363)	(39,523)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	13,563	304,245	992,369	101,216
Capital gain distributions from investment companies	-	-	-	-
Change in unrealized appreciation
(depreciation) on investment securities	(455,041)	893,411	(424,963)	79,861
Net realized and unrealized gain (loss) on investment securities	(441,478)	1,197,656	567,406	181,077
Net increase (decrease) in net assets resulting from operations	$109,478	$1,202,414	$503,043	$141,554

*  See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora	Ancora
	Income Fund	Income Fund
	Six Months Ended	Year Ended
	06/30/07	12/31/06
	(Unaudited)
Increase (Decrease) in Net Assets Operations
Net investment income (loss)	$550,956	$926,866
Net realized gain (loss) on investment securities	13,563	(83,955)
Capital gain distributions from investment companies	-	-
Change in net unrealized appreciation (depreciation)	(455,041)	579,830
Net increase (decrease) in net assets resulting from operations	109,478	1,422,741

Distributions
From net investment income, Class C	(297,488)	(615,844)
From net investment income, Class D	(181,241)	(311,022)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	-	(50,698)
From return of capital, Class D	-	(29,176)
Total distributions	(478,729)	(1,006,740)

Capital Share Transactions - Class C
Proceeds from sale of shares	694,663	2,159,214
Shares issued in reinvestment of dividends	94,383	192,727
Shares redeemed	(486,662)	(2,272,824)
	302,384	79,117
Capital Share Transactions - Class D
Proceeds from sale of shares	1,869,184	1,556,791
Shares issued in reinvestment of dividends	123,062	172,085
Shares redeemed	(721,321)	(738,299)
	1,270,924	990,577

Net increase in net assets resulting from capital share transactions	1,573,308	1,069,693

Total increase in net assets	1,204,057	1,485,694

Net Assets
Beginning of period	$17,572,075	$16,086,381
End of period	$18,776,132	$17,572,075

Accumulated undistributed net investment income	$60,164	-

Capital Share Transactions - C Shares
Shares sold	71,663	225,541
Shares issued in reinvestment of distributions	9,755	20,212
Shares repurchased	(49,946)	(237,278)
Net increase from capital share transactions	31,472	8,475

Capital Share Transactions - D Shares
Shares sold	191,110	161,661
Shares issued in reinvestment of distributions	12,667	17,916
Shares repurchased	(73,350)	(76,760)
Net increase from capital share transactions	130,427	102,817

*  See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora	Ancora
	Equity Fund	Equity Fund
	Six Months Ended	Year Ended
	06/30/07	12/31/06
	(Unaudited)
Increase (Decrease) in Net Assets Operations
Net investment income (loss)	$4,758	($13,296)
Net realized gain (loss) on investment securities	304,245	340,308
Capital gain distributions from investment companies	-	11,330
Change in net unrealized appreciation (depreciation)	893,411	1,563,149
Net increase (decrease) in net assets resulting from operations	1,202,414	1,901,491

Distributions
From net investment income, Class C	-	-
From net investment income, Class D	-	-
From short-term capital gains, Class C	-	(362)
From short-term capital gains, Class D	-	(251)
From long-term capital gains, Class C	-	(229,147)
From long-term capital gains, Class D	-	(129,358)
From return of capital, Class C	-	(77,443)
From return of capital, Class D	-	(43,798)
Total distributions	-	(480,359)

Capital Share Transactions - Class C
Proceeds from sale of shares	2,753,299	1,844,327
Shares issued in reinvestment of dividends	-	174,676
Shares redeemed	(2,712,587)	(1,320,690)
	40,712	698,313
Capital Share Transactions - Class D
Proceeds from sale of shares	789,223	757,813
Shares issued in reinvestment of dividends	-	121,814
Shares redeemed	(2,011,770)	(1,578,915)
	(1,222,547)	(699,288)

Net increase (decrease) in net assets resulting from capital share transactions	(1,181,835)	(975)

Total increase in net assets	20,579	1,420,157

Net Assets
Beginning of period	$16,412,536	$14,992,379
End of period	$16,433,115	$16,412,536
Accumulated undistributed net investment income	$4,758	-

Capital Share Transactions - C Shares
Shares sold	229,560	164,022
Shares issued in reinvestment of distributions	-	14,524
Shares repurchased	(226,328)	(112,902)
Net increase from capital share transactions	3,232	65,644

Capital Share Transactions - D Shares
Shares sold	64,047	66,600
Shares issued in reinvestment of distributions	-	9,988
Shares repurchased	(158,174)	(141,146)
Net increase (decrease) from capital share transactions	(94,127)	(64,558)

*  See accompanying notes which are an integral part of the financial statements

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora Special	Ancora Special
	Opportunity Fund	Opportunity Fund
	Six Months Ended	Year Ended
	06/30/07	12/31/06
	(Unaudited)
Increase (Decrease) in Net Assets Operations
Net investment income (loss)	($64,363)	($18,375)
Net realized gain (loss) on investment securities	992,369	(215,741)
Capital gain distributions from investment companies	-	30,900
Change in net unrealized appreciation (depreciation)	(424,963)	768,129
Net increase (decrease) in net assets resulting from operations	503,043	564,913

Distributions
From short-term capital gains, Class C	-	(7,206)
From short-term capital gains, Class D	-	(6,013)
From long-term capital gains, Class C	-	(10,527)
From long-term capital gains, Class D	-	(10,287)
From return of capital, Class C	-	(212,541)
From return of capital, Class D	-	(171,780)
Total distributions	-	(418,354)

Capital Share Transactions - Class C
Proceeds from sale of shares	460,015	2,082,544
Shares issued in reinvestment of dividends	-	72,668
Shares redeemed	(486,030)	(834,966)
	(26,015)	1,320,246
Capital Share Transactions - Class D
Proceeds from sale of shares	722,094	664,422
Shares issued in reinvestment of dividends	-	107,085
Shares issued in connection with merger of Class A shares	-	-
Shares redeemed	(1,868,208)	(1,860,061)
	(1,146,114)	(1,088,554)

Net increase (decreases) in net assets resulting from capital share transactions	(1,172,129)	231,692

Total increase (decreases) in net assets	(669,086)	378,251

Net Assets
Beginning of period	$13,474,569	$13,096,318
End of period	$12,805,484	$13,474,569
Accumulated undistributed net investment income (loss)	($51,838)	-

Capital Share Transactions - C Shares
Shares sold	391,761	391,761
Shares issued in reinvestment of distributions	13,517	13,517
Shares repurchased	(152,483)	(152,483)
Net increase from capital share transactions	252,795	252,795

Capital Share Transactions - D Shares
Shares sold	128,430	123,230
Shares issued in reinvestment of distributions	-	19,588
Shares issued in connection with merger of Class A Shares	-	-
Shares repurchased	(333,648)	(363,730)
Net increase (decrease) from capital share transactions	(205,218)	(220,912)

*  See accompanying notes which are an integral part of the financial statements

 FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora	Ancora
	Homeland Fund	Homeland Fund
	Six Months Ended	Year Ended
	06/30/07	12/31/06 (a)
	(Unaudited)
Increase (Decrease) in Net Assets Operations
Net investment income (loss)	($39,523)	($58,281)
Net realized gain (loss) on investment securities	101,216	(19,551)
Capital gain distributions from investment companies	-	-
Change in net unrealized appreciation (depreciation)	79,861	(183,519)
Net increase (decrease) in net assets resulting from operations	141,554	(261,351)

Distributions
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
Total distributions	-	-

Capital Share Transactions - Class C
Proceeds from sale of shares	355,009	2,016,814
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(10,619)	(57,802)
	344,390	1,959,012
Capital Share Transactions - Class D
Proceeds from sale of shares	38,025	1,523,435
Shares issued in reinvestment of dividends	-	-
Shares issued in connection with merger of Class A shares	-	-
Shares redeemed	(192,400)	(272,814)
	(154,375)	1,250,621

Net increase in net assets resulting from capital share transactions	190,015	3,209,633

Total increase in net assets	331,569	2,948,282

Net Assets
Beginning of period	$2,948,282	-
End of period	$3,279,851	$2,948,282
Accumulated undistributed net investment income (loss)	($97,805)	-

Capital Share Transactions - C Shares
Shares sold	37,035	201,490
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(1,176)	(6,200)
Net increase from capital share transactions	35,859	195,290

Capital Share Transactions - D Shares
Shares sold	3,968	152,585
Shares issued in reinvestment of distributions	-	-
Shares issued in connection with merger of Class A shares	-	-
Shares repurchased	(20,000)	(30,403)
Net increase (decrease) from capital share transactions	(16,032)	122,182

*  See accompanying notes which are an integral part of the financial statements

(a)  For the period January 10, 2006 (commencement of operations) through December 31, 2006.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS C SHARES	Ancora Income Fund	Ancora	Ancora	Ancora
	Six Months Ended	Income Fund Year Ended	Income Fund Year Ended	Income Fund Year Ended
	06/30/07	12/31/06	12/31/05	12/31/04 (a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$9.72	$9.48	$9.97	$10.00

Income from investment operations
Net investment income (loss)	0.25 (e)	0.51(e)	0.53(e)	0.50
Net realized and unrealized gain (loss)	(0.19)	0.28	(0.47)	(0.03)
Total from investment operations	0.06	0.79	0.06	0.47

Less Distributions to shareholders:
From net investment income	(0.25)	(0.51)	(0.52)	(0.50)
From net realized gain	-	-	-	-
From return of capital	-	(0.04)	(0.03)	-
Total distributions	(0.25)	(0.55)	(0.55)	(0.50)

Net asset value, end of period	$9.53	$9.72	$9.48	$9.97

Total Return (c)	0.60% (b)	8.60%	0.60%	4.89% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	11,476	11,399	11,043	7,585
Ratio of expenses to average net assets	2.00% (d)	2.00%	2.00%	2.00% (d)
Ratio of expenses to average net assets
before waiver & reimbursement	2.00% (d)	2.04%	2.19%	2.51% (d)
Ratio of net investment income (loss) to
average net assets	6.06% (d)	5.30%	5.38%	5.54% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	6.06% (d)	5.26%	5.17%	5.03% (d)
Portfolio turnover rate	28.14%	39.89%	87.08%	84.62%

*  See accompanying notes which are an integral part of the financial statements

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS C SHARES	Ancora Equity Fund	Ancora	Ancora	Ancora
	Six Months Ended	Equity Fund Year Ended	Equity Fund Year Ended	Equity Fund Year Ended
	06/30/07	12/31/06	12/31/05	12/31/04 (a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$11.95	$10.94	$11.25	$10.00

Income from investment operations
Net investment income (loss)	(0.01) (e)	(0.03) (e)	(0.12)	(0.13)
Net realized and unrealized gain (loss)	0.87	1.40	0.35	1.38
Total from investment operations	0.86	1.37	0.23	1.25

Less Distributions to shareholders:
From net realized gain	-	(0.27)	(0.54)	-
From return of capital	-	(0.09)	-	-
Total distributions	-	(0.36)	(0.54)	-

Net asset value, end of period	$12.81	$11.95	$10.94	$11.25

Total Return (c)	7.20% (b)	12.49%	1.98%	12.50% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$11,217	$10,420	$8,823	$6,415
Ratio of expenses to average net assets	2.28%	2.29%	2.53%	2.92% (d)
Ratio of expenses to average net assets
before waiver & reimbursement	2.28%	2.29%	2.53%	2.92% (d)
Ratio of net investment income (loss) to
average net assets	(0.05)%	(0.26)%	(1.06)%	(1.77)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(0.05)%	(0.26)%	(1.06)%	(1.77)% (d)
Portfolio turnover rate	15.83%	67.09%	58.79%	45.33%

*  See accompanying notes which are an integral part of the financial statements

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS C SHARES	Ancora Special Opportunity Fund	Ancora Special Opportunity	Ancora Special Opportunity	Ancora Special Opportunity
	Six Months Ended	Fund Year Ended	Fund Year Ended	Fund Year Ended
	06/30/07	12/31/06	12/31/05	12/31/04 (a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$5.40	$5.33	$5.82	$5.00

Income from investment operations
Net investment income (loss)	(0.03) (e)	(0.02) (e)	(0.07) (e)	(0.04)
Net realized and unrealized gain (loss)	0.24	0.26	0.09	0.98
Total from investment operations	0.21	0.24	0.02	0.94

Less Distributions to shareholders:
From net realized gain	-	(0.01)	(0.51)	(0.12)
From return of capital	-	(0.16)	-	-
Total distributions	-	(0.17)	(0.51)	(0.12)

Net asset value, end of period	$5.61	$5.40	$5.33	$5.82

Total Return (c)	3.89% (b)	4.52%	0.47%	18.73% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$7,629	$7,376	$5,927	$3,925
Ratio of expenses to average net assets	2.46% (d)	2.38%	2.64%	3.16% (d)
Ratio of expenses to average net assets
before waiver & reimbursement	2.46% (d)	2.38%	2.64%	3.16% (d)
Ratio of net investment income (loss) to
average net assets	(1.20)% (d)	(0.43)%	1.30)%	(1.07)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(1.20)% (d)	(0.43)%	(1.30)%	(1.07)% (d)
Portfolio turnover rate	37.93%	22.18%	156.99%	110.48%

*  See accompanying notes which are an integral part of the financial statements

(a)

 For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

 Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS C SHARES	Ancora Homeland Fund	Ancora Homeland
	Six Months Ended	Fund Year Ended
	06/30/07	12/31/06 (a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$9.27	$10.00

Income from investment operations
Net investment income (loss)	(0.02) (e)	(0.22)
Net realized and unrealized gain (loss)	0.45	(0.51)
Total from investment operations	0.43	(0.73)

Less Distributions to shareholders:
From net realized gain	-	-
Total distributions	-	-

Net asset value, end of period	$9.70	$9.27

Total Return (c)	4.64% (b)	(7.30)% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$2,242	$1,810
Ratio of expenses to average net assets	3.34% (d)	3.64% (d)
Ratio of expenses to average net assets
before waiver & reimbursement	3.34% (d)	3.64% (d)
Ratio of net investment income (loss) to
average net assets	(2.71)% (d)	(2.32)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(2.71)% (d)	(2.32)% (d)
Portfolio turnover rate	3.22%	2.93%

*  See accompanying notes which are an integral part of the financial statements

(a)

For the period January 10, 2006 (commencement of operations) through December 31, 2006.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS D SHARES	Ancora Income Fund	Ancora	Ancora	Ancora
	Six Months Ended	Income Fund Year Ended	Income Fund Year Ended	Income Fund Year Ended
	06/30/07	12/31/06	12/31/05	12/31/04 (a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$9.76	$9.52	$9.99	$10.00

Income from investment operations
Net investment income (loss)	0.26 (e)	0.53 (e)	0.55 (e)	0.51
Net realized and unrealized gain (loss)	(0.19)	0.29	(0.47)	(0.02)
Total from investment operations	0.07	0.82	0.08	0.49

Less Distributions to shareholders:
From net investment income	(0.26)	(0.53)	(0.54)	(0.50)
From net realized gain	-	-	-	-
From return of capital	-	(0.05)	(0.01)	-
Total distributions	(0.26)	(0.58)	(0.55)	(0.50)

Net asset value, end of period	$9.57	$9.76	$9.52	$9.99

Total Return (c)	0.73% (b)	8.87%	0.80%	5.10% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$7,300	$6,173	$5,043	$3,322
Ratio of expenses to average net assets	1.75% (d)	1.75%	1.75%	1.75% (d)
Ratio of expenses to average net assets
before waiver & reimbursement	1.75% (d)	1.79%	1.96%	2.26% (d)
Ratio of net investment income (loss) to
average net assets	6.35% (d)	5.57%	5.59%	5.88% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	6.35% (d)	5.53%	5.44%	5.37% (d)
Portfolio turnover rate	28.14%	39.89%	87.08%	84.62%

*  See accompanying notes which are an integral part of the financial statements

a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

b)

Not annualized.

c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

d)

Annualized.

e)

Net investment income (loss) per share is based on average shares outstanding.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS D SHARES	Ancora Equity	Ancora	Ancora	Ancora
	Fund Six Months Ended	Equity Fund Year Ended	Equity Fund Year Ended	Equity Fund Year Ended
	06/30/07	12/31/06	12/31/05	12/31/04 (a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$12.12	$11.04	$11.30	$10.00

Income from investment operations
Net investment income (loss)	0.02 (e)	0.02 (e)	(0.03) (e)	(0.12) (e)
Net realized and unrealized gain (loss)	0.89	1.42	0.31	1.42
Total from investment operations	0.91	1.44	0.28	1.30

Less Distributions to shareholders:
From net realized gain	-	(0.27)	(0.54)	-
From return of capital	-	(0.09)	-	-
Total distributions	-	(0.36)	(0.54)	-

Net asset value, end of period	$13.03	$12.12	$11.04	$11.30

Total Return (c)	7.51% (b)	13.01%	2.46%	13.00% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$5,216	$5,993	$6,170	$2,487
Ratio of expenses to average net assets	1.79%	1.80%	2.10%	2.43% (d)
Ratio of expenses to average net assets
before waiver & reimbursement	1.79%	1.80%	2.10%	2.43% (d)
Ratio of net investment income (loss) to
average net assets	0.37%	0.20%	(0.57)%	(1.35)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	0.37%	0.20%	(0.57)%	(1.35)% (d)
Portfolio turnover rate	15.83%	67.09%	58.79%	45.33%

*  See accompanying notes which are an integral part of the financial statements

(a)

 For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

 Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS D SHARES	Ancora Special Opportunity Fund	Ancora Special Opportunity	Ancora Special Opportunity	Ancora Special Opportunity
	Six Months Ended	Fund Year Ended	Fund Year Ended	Fund Year Ended
	06/30/07	12/31/06	12/31/05	12/31/04 (a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$5.49	$5.38	$5.85	$5.00

Income from investment operations
Net investment income (loss)	(0.02) (e)	0.01 (e)	(0.04) (e)	(0.03) (e)
Net realized and unrealized gain (loss)	0.24	0.27	0.08	1.00
Total from investment operations	0.22	0.28	0.04	0.97

Less Distributions to shareholders:
From net realized gain	-	(0.01)	(0.51)	(0.12)
From return of capital	-	(0.16)	-	-
Total distributions	-	(0.17)	(0.51)	(0.12)

Net asset value, end of period	$5.71	$5.49	$5.38	$5.85

Total Return (c)	4.01% (b)	5.23%	0.79%	19.33% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$5,176	$6,098	$7,170	$3,284
Ratio of expenses to average net assets	1.96% (d)	1.88%	2.18%	2.67% (d)
Ratio of expenses to average net assets
before waiver & reimbursement	1.96% (d)	1.88%	2.18%	2.67% (d)
Ratio of net investment income (loss) to
average net assets	(0.69)% (d)	0.19%	(0.81)%	(0.76)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(0.69)% (d)	0.19%	(0.81)%	(0.76)% (d)
Portfolio turnover rate	37.93%	22.18%	156.99%	110.48%

*  See accompanying notes which are an integral part of the financial statements

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

 FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

CLASS D SHARES	Ancora Homeland Fund	Ancora Homeland
	Six Months Ended	Fund Year Ended
	06/30/07	12/31/06 (a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$9.32	$10.00

Income from investment operations
Net investment income (loss)	(0.01)	(0.17)
Net realized and unrealized gain (loss)	0.47	(0.51)
Total from investment operations	0.46	(0.68)

Less Distributions to shareholders:
From net realized gain	-	-
Total distributions	-	-

Net asset value, end of period	$9.78	$9.32

Total Return (c)	4.94% (b)	(6.80)% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$1,038	$1,139
Ratio of expenses to average net assets	2.84% (b)	3.14% (b)
Ratio of expenses to average net assets
before waiver & reimbursement	2.84% (b)	3.14% (b)
Ratio of net investment income (loss) to
average net assets	(2.24)% (b)	(1.78)% (b)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(2.24)% (b)	(1.78)% (b)
Portfolio turnover rate	3.22%	2.93%

                     *  See accompanying notes which are an integral part of the financial statements

(a)

 For the period January 10, 2006 (commencement of operations) through December 31, 2006.

(b)

 Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

June 30, 2007

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora Equity Fund (the “Equity Fund”), Ancora Special Opportunity Fund (the “Special Opportunity Fund”), and Ancora Homeland Security Fund (“Homeland Security Fund”) (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003.  The Trust’s Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series.  The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation.  The Equity Fund’s investment objective is obtaining a high total return, a combination of income and capital appreciation in the value of its shares.  The Special Opportunity Fund’s investment objective is obtaining a high total return.  The Homeland Security Fund’s investment objective is to obtain a high total return.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Fund, other than Homeland Security Fund, is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class C and Class D.  Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.  Class C shares are a no-load share class. Class D shares are offered continuously at net asset value. Each class is subject to a different distribution and shareholder service fee. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.  The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

FASB 157

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007. SFAS No. 157 provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of SFAS No. 157 to the Funds and believes the impact will be limited to expanding disclosures resulting from the adoption of SFAS No. 157 on the Funds’ financial statements.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” The standard defines the threshold for recognizing the benefits of a tax-return position in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires the measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50% likely to be realized. FIN 48 is effective as of the beginning of the fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies). At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date.  Fund management is currently evaluating the impact that FIN 48 will have on the Funds’ financial statements.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Equity Fund, Special Opportunity Fund, and Homeland Security Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a Fund.

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each funds’ relative net assets or other appropriate basis as determined by the Board.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  As a controlling member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Equity Fund, Special Opportunity Fund and Homeland Security Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  For the period ended June 30, 2007, the Advisor earned fees of $90,050 from the Income Fund, $83,978 from the Equity Fund, $66,876 from the Special Opportunity Fund, and $14,840 from the Homeland Security Fund. The Advisor has voluntarily agreed to waive management fees in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.75% for Class D Shares.  These waivers may be discontinued at any time. At June 30, 2007, payables to the Advisor were $15,246, $13,951, $10,765, and $1,975 for the Income Fund, Equity Fund, Special Opportunity Fund, and Homeland Security Fund, respectively. The Advisor has voluntarily agreed to waive its fee and/or reimburse the Equity Fund, Special Opportunity Fund, and Homeland Security Fund in an amount, if any, by which each of the Funds’ total annual operating expenses exceed five percent of the average net assets of such Fund.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers (including Ancora Securities Inc.) and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay service fees pursuant to agreements with dealers (including Ancora Securities Inc.) or other servicers.  Richard A. Barone, Chairman of the Trust and controlling shareholder of Ancora Capital, Inc., the parent company of Ancora Securities Inc., has an indirect financial interest in the operation of the Plan.

For the period ended June 30, 2007 the fees paid were as follows:

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Funds have entered into an Administration Agreement with Ancora Capital, Inc. Pursuant to the Administration Agreement; each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, Ancora Capital, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the period ended June 30, 2007, Ancora Capital Inc. earned $9,005 from the Income Fund, $8,398 from the Equity Fund, $6,688 from the Special Opportunity Fund, and $1,495 from the Homeland Security Fund.  As of June 30, 2007, Ancora Capital Inc. was owed $1,508, $1,395, $1,076, and $209 by the Income Fund, Equity Fund, Special Opportunity Fund, and Homeland Security Fund, respectively, for administrative services.

The Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through Ancora Securities Inc., if, in the Advisor’s judgment, the use of Ancora Securities Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Ancora Securities Inc. charges the Fund a commission rate consistent with those charged by Ancora Securities Inc. to comparable unaffiliated customers in similar transactions.  For the period ended June 30, 2007, Ancora Securities Inc. received commissions on security transactions of $14,224 for the Income Fund, $3,945 for the Equity Fund, $7,508 for the Special Opportunity Fund, and $507 for Homeland Security Fund.

Effective June 30, 2007, the Trust retains Ancora Securities, Inc. (the “Distributor”), to act as the principal distributor of its shares.  The Distributor is an affiliate of the Advisor and serves without compensation.

NOTE 4. INVESTMENTS

For the period ended June 30, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

At June 30, 2007, the costs of securities for federal income tax purposes were $19,044,512, $13,300,213, $11,947,272, and $3,393,382 for the Income Fund, Equity Fund, Special Opportunity Fund, and Homeland Security Fund respectively.

NOTE 4. INVESTMENTS - continued

As of June 30, 2007, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

NOTE 5. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. As of June 30, 2007 Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

NOTE 6. CAPITAL LOSS CARRYFORWARDS

At December 31, 2006, the Income Fund has available for federal tax purposes an unused capital loss carry forward of $379,543, of which $62,956 expires in 2012 and $316,587 expires in 2014. The Homeland Security Fund had an unused capital loss carry forward of $19,551, which expires in 2014. To the extent this carry forward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

For the six months ended June 30, 2007, the Fund paid distributions of net investment income totaling $0.25 per share to Ancora Income Fund Class C and $0.26 per share to Ancora Income Fund Class D shareholders.  For the six months ended June 30, 2007, no distributions were made to shareholders of the Ancora Equity Fund, Ancora Special Opportunity Fund, or Ancora Homeland Security Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS - continued

The tax character of distributions paid during the period ended June 30, 2007 is as follows:

The tax character of distributions paid during the year ended December 31, 2006 is as follows:

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of post October losses and losses on wash sales.

FINANCIAL REVIEW

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 626-2672 to request a copy of the SAI or to make shareholder inquiries.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds disclose their portfolio holdings in the following manner: (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2006, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from Funds’ documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

FUND EXPENSES

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ancora Income	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	01/01/07	06/30/07	01/01/07 to 06/30/07
Actual
Class C	$1,000.00	$1,006.04	$9.95
Class D	$1,000.00	$1,007.25	$8.71
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,014.88	$9.99
Class D	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Class C and D fund shares’ annualized expense ratio of 2.00% and 1.75% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) - (continued)

Ancora Equity	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
01/01/07		06/30/07	01/01/07 to 06/30/07
Actual
Class C	$1,000.00	$1,071.97	$11.76
Class D	$1,000.00	$1,075.08	$9.21
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,013.44	$11.43
Class D	$1,000.00	$1,015.92	$8.95

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 2.29% and 1.79% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora Special Opportunity	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	01/01/07	06/30/07	01/01/07 to 06/30/07
Actual
Class C	$1,000.00	$1,038.89	$12.44
Class D	$1,000.00	$1,040.07	$9.91
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,012.60	$12.28
Class D	$1,000.00	$1,015.08	$9.79

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 2.46% and 1.96% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora Homeland	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	01/01/07	06/30/07	01/01/07 to 06/30/07
Actual
Class C	$1,000.00	$1,046.39	$16.95
Class D	$1,000.00	$1,049.36	$14.43
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,008.23	$16.53
Class D	$1,000.00	$1,010.71	$14.16

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 3.34% and 2.84% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Independent Directors:
Raj Aggarwal College of Business Administration	Trustee	Since November 15, 2003	Dean of the College of Business Administration and Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to present. Firestone Chair and Professor of Finance at Kent State University from 1999 to the 2006; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	5	None.
University of Akron
Akron, OH 44325
59
Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	5	None.
200 North Folk Dr., Bentleyville, OH 44022		November 15, 2003
71
Anne Peterson Ogan 115 West Juniper Lane, Moreland Hills, OH 44022,	Trustee	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	5	None.
60
Austin J. Mulhern	Trustee	Since	Chairman and financial advisor of Tenth Floor, LLC (Internet marketing and technology company) from 2001 to the present; Senior Vice President and Chief Financial Officer of FirstMerit Corporation from 1998 to 1999.	5	None.
10630 Wyndtree Drive Concord, Ohio 44077		November 15, 2005
65
Interested Director:
Richard A. Barone (1)	Chairman, Trustee and Portfolio Manager	Since August 2, 2003	Portfolio Manager of the Ancora Funds since 2004; Chairman and Manager of Ancora Advisors LLC since 2003; Chairman and Director of Ancora Capital, Inc. since 2002; Chairman and Director of Ancora Securities, Inc. since 2000; member of the Executive Committee of the Ancora entities since 2006; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001; Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001.	5	The Stephen Company (TSC)
2000 Auburn Drive, Suite 300
Cleveland, Ohio 44122,
64
Officers:
David W. Kuhr 2000 Auburn Dr. Cleveland, OH 44122 46	Chief Compliance Officer	Since October 1, 2003	Ancora Advisors LLC, Chief Compliance Officer; Ancora Securities, Inc., Director of Compliance; Ancora Capital Inc., Director of Compliance	5	None.
Bradley A. Zucker 2000 Auburn Dr. Cleveland, OH 44122 34	Secretary	Since August 2, 2003	Ancora Advisors LLC, CFO; Ancora Securities, Inc., CFO and Director; Ancora Capital Inc., CFO and Director; Ancora entities, member of the Executive Committee	5	None.

(1)   Richard A. Barone is considered an “interested person” as defined in Section 2(a) (19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2)  Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

TRUSTEES, OFFICERS, & SERVICE PROVIDERS (Unaudited)

DIRECTORS

Richard A. Barone

Raj Aggarwal

Donald Lerner

Austin J. Mulhern

Anne Peterson Ogan

OFFICERS

Richard A. Barone, Chairman and Treasurer

Bradley Zucker, Secretary

David W. Kuhr, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

DISTRIBUTOR

Ancora Securities, Inc.

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

INDEPENDENT ACCOUNTANTS

Cohen Fund Audit Services, Ltd.

800 West Point Parkway, Suite 1100

Westlake, Ohio  44145

LEGAL COUNSEL

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue E.

Cleveland, OH 44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive Suite 400

Broadview Heights, OH  44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses.  Please read the prospectus carefully before investing.

The Fund’s Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund.

Distributed by Ancora Securities, Inc.

Member NASD/SIPC

One Chagrin Highlands

2000 Auburn Drive Suite 300

Cleveland, Ohio 44122

Phone: 1-866-6AN-CORA

Fax:  216-825-4001

Web:  www.ancora.ws

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

* Richard A. Barone

Chairman and Treasurer

Date: September 7, 2007

*Print the name and title of each signing officer under his or her signature.